Financial instruments, Financial assets and liabilities in foreign currency risk (Details) - GBP (£)	Dec. 31, 2020	Dec. 31, 2019
Financial assets at amortized cost [Abstract]
Financial assets	£ 136,307,000	£ 80,545,000
Financial liabilities at amortized cost [Abstract]
Financial liabilities	61,738,000	39,863,000
Interest Receivable [Member]
Financial assets at amortized cost [Abstract]
Financial assets	0	28,000
Cash and Cash Equivalents [Member]
Financial assets at amortized cost [Abstract]
Financial assets	129,716,000	73,966,000
Trade Payables [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	25,084,000	15,579,000
Interest Bearing Loans and Borrowings [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	36,654,000	19,157,000
Foreign Currency Risk [Member]
Financial assets at amortized cost [Abstract]
Financial assets	96,880,000	14,391,000
Financial liabilities at amortized cost [Abstract]
Financial liabilities	50,433,000	23,531,000
Foreign Currency Risk [Member] | Interest Receivable [Member]
Financial assets at amortized cost [Abstract]
Financial assets	0	15,000
Foreign Currency Risk [Member] | Clinical Trial Deposits and Other Debtors [Member]
Financial assets at amortized cost [Abstract]
Financial assets	4,036,000	1,858,000
Foreign Currency Risk [Member] | Cash and Cash Equivalents [Member]
Financial assets at amortized cost [Abstract]
Financial assets	92,844,000	12,518,000
Foreign Currency Risk [Member] | Trade Payables [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	13,779,000	4,374,000
Foreign Currency Risk [Member] | Interest Bearing Loans and Borrowings [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	36,654,000	19,157,000
5% Point Increase [Member]
Foreign currency risk [Abstract]
Net financial assets and liabilities, carrying value	(2,869,000)	655,000
5% Point Decrease [Member]
Foreign currency risk [Abstract]
Net financial assets and liabilities, carrying value	£ 28,589,000	£ (655,000)